Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment

8 Property, plant and equipment

Changes in the carrying amount of property, plant and equipment for the years ended December 31, 2023 and 2022 are analysed in the following tables.

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Cost as at December 31, 2021	155,082	112,124	14,013	7,354	20,307	159	309,039
Additions	1,167	5,125	429	60	1,614	1,099	9,494
Disposals	(331)	(2,757)	(542)	(144)	(77)	(237)	(4,088)
Impairment loss	—	(37)	(6)	—	—	—	(43)
Reclassifications from constr. in progress	—	14	10	—	—	(24)	—
Effect of translation adj.	1,883	510	81	68	275	15	2,832
Cost as at December 31, 2022	157,801	114,979	13,985	7,338	22,119	1,012	317,234
Additions	413	1,368	473	104	3,103	4,768	10,229
Disposals	(8)	(667)	(1,392)	(1,688)	(950)	(101)	(4,806)
Impairment loss	—	40	—	—	(118)	—	(78)
Reclassifications from constr. in progress	253	36	—	—	3,532	(3,821)	—
Effect of translation adj.	(592)	276	(71)	104	(636)	(19)	(938)
Cost as at December 31, 2023	157,867	116,032	12,995	5,858	27,050	1,839	321,641

	Land and buildings	Machinery and equipment	Office furniture and equipment	Retail gallery and store furnishing	Leasehold improvements	Constr. in progress	Total
Accumulated depreciation as at December 31, 2021	(91,422)	(99,973)	(13,234)	(6,918)	(14,438)	—	(225,985)
Depreciation	(3,611)	(2,990)	(298)	(244)	(1,642)	—	(8,785)
Disposals	168	2,732	541	60	2	—	3,503
Effect of translation adj.	(1,228)	(339)	(60)	67	24	—	(1,536)
Accumulated depreciation as at December 31, 2022	(96,093)	(100,570)	(13,051)	(7,035)	(16,054)	—	(232,803)
Depreciation	(3,584)	(3,189)	(323)	(172)	(2,042)	—	(9,310)
Disposals	—	642	1,374	1,685	812	—	4,513
Effect of translation adj.	214	(279)	72	(102)	571	—	476
Accumulated depreciation as at December 31, 2023	(99,463)	(103,396)	(11,928)	(5,624)	(16,713)	—	(237,124)

Net book value as at December 31, 2021	63,660	12,151	779	436	5,869	159	83,054
Net book value as at December 31, 2022	61,708	14,409	934	303	6,065	1,012	84,431
Net book value as at December 31, 2023	58,404	12,636	1,067	234	10,337	1,839	84,517

Annual rate of depreciation for 2023 and 2022	0%-10%	10%-25%	10%-20%	25%-35%	10%-20%	—

As at December 31, 2023 and 2022, the carrying amount of property, plant and equipment temporarily idle is of 5,568 and 5,215, respectively.

As at December 31, 2023, properties with a carrying amount of 31,576 (35,839 as at December 31, 2022) are subject to registered mortgages to guarantee the long-term borrowings (see note 19).

The following tables show a breakdown of property, plant and equipment by country.

	31/12/23	31/12/22
Italy	44,239	46,610
United States of America	18,259	14,807
Romania	17,520	17,952
Brazil	3,167	3,092
Europe	919	957
China	166	695
Other countries	247	318
Total	84,517	84,431

The following tables show a breakdown of property, plant and equipment based on the cash generating units in which they are included.

	31/12/23	31/12/22
Italian upholstered furniture plant	30,108	33,087
Romanian upholstered furniture plant	18,769	19,338
Brazilian upholstered furniture plant	3,524	3,350
Chinese upholstered furniture plant	1,419	2,223
Others	30,697	26,433
Total	84,517	84,431

As at December 31, 2023, the Group performed the impairment assessment of property, plant and equipment and right-of-use assets included in several cash generating units (CGUs), such as the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs that presented indicators of impairment. The Group performed the impairment assessment in accordance with its accounting policy discussed in note 4(i). In particular, an impairment loss is recognised if the carrying amount of a CGU exceeds its recoverable amount. The recoverable amount of a CGU is the higher of its value in use, determined using a discounted cash flow method, and its fair value less costs to sell.

Further, the significant assumptions used by the Group in estimating the value in use were the annual sales growth rates used to estimate the forecasted revenue for the years 2024-2028, the weighted average cost of capital rates and the long-term growth rates, all of which were determined at CGU level, including the effects of the duration of the current economic uncertainty. Such significant assumptions involved a high degree of subjectivity by management and reasonably possible changes to these assumptions had a significant effect on the value in use. Specifically, such assumptions were based on the Group’s future business performances and other forward-looking assumptions that entail significant judgments by management and were heavily impacted by several external events. Finally, budget 2024 and cash flow projections for the years 2025-2028 have been approved by the Board of Directors and forecasts have been developed taking into consideration the track records of actual results reported by the Group.

The significant assumptions that were used in performing the 2023 impairment test for the Italian upholstered furniture plant CGU and certain directly operated retail stores CGUs are as follows:

— Italian upholstered furniture plant: weighted average cost of capital rate 9.22%, long-term growth rate 2.07%, annual sales growth rate for 2024 equal to +13.13% and annual sales growth rate (average of 2025-2028 period) equal to +5.00%.

— Directly operated retail stores CGUs located in US: weighted average cost of capital rate 9.98%, long-term growth rate 2.51%, annual sales growth rate for 2024 equal to +13.74% and annual sales growth rate (average of 2025-2028 period) equal to +5.00%.

— Directly operated retail stores CGUs located in Italy: weighted average cost of capital rate 9.22%, long-term growth rate 2.07%, annual sales growth rate for 2024 equal to +22.84% and annual sales growth rate (average of 2025-2028 period) equal to +5.00%.

— Directly operated retail stores CGUs located in Spain: weighted average cost of capital rate 8.97%, long-term growth rate 2.10%, annual sales growth rate for 2023 equal to +20.72% and annual sales growth rate (average of 2025-2028 period) equal to +6.00%.

— Directly operated retail stores CGUs located in UK: weighted average cost of capital rate 9.51%, long-term growth rate 2.83%, annual sales growth rate for 2024 equal to -0.64% and annual sales growth rate (average of 2025-2028 period) equal to +5.00%.

For property, plant and equipment temporarily idle, the fair value less costs to sell was estimated through independent third-party appraisals, which assessed the fair value of land and buildings using the comparable market method and assessed the fair value of machinery and equipment using the depreciated replacement cost method, adjusted for an obsolescence rate and a marketability rate.

As a result of the 2023 and 2022 impairment assessment performed by the Group, impairment losses of 118 and 43, respectively, have emerged for property, plant and equipment. Conversely, with reference to other specific CGUs, an impairment reversal of 40 and zero in 2023 and 2022, respectively, has emerged.